Leases - Schedule of Total Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating lease cost:
Operating lease	$ 49,019	$ 14,596	$ 10,247
Expenses relating to short-term leases	32,728	20,415	36,584
Total lease cost	$ 81,747	$ 35,011	$ 46,831
Weighted-average remaining lease term - operating leases	1 year 10 months 24 days	2 years 6 months	1 year 2 months 12 days
Weighted-average discount rate - operating leases	3.35%	3.35%	3.35%
Right of use assets obtained in exchange for new operating lease liabilities	$ 25,294	$ 73,603
Cash paid for amounts included in the measurement of lease liabilities – operating cash flow from operating leases	$ 48,620	$ 14,903	$ 10,436